Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Timing of Equity Award Grants

The effective grant date for equity awards to ongoing employees, members of our Board, and non-employee advisors is typically the first non-holiday Wednesday of the month. For new hires, the effective grant date for equity awards is typically the first non-holiday Wednesday of the month following the date on which the employee is hired, unless otherwise specified by our Board or the Compensation Committee.

The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

During the last completed fiscal year, we did not award any stock options or stock-settled appreciation rights to any of our named executive officers.

Award Timing Method	The effective grant date for equity awards to ongoing employees, members of our Board, and non-employee advisors is typically the first non-holiday Wednesday of the month. For new hires, the effective grant date for equity awards is typically the first non-holiday Wednesday of the month following the date on which the employee is hired, unless otherwise specified by our Board or the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.